Trade and other payables	12 Months Ended
Mar. 31, 2018
Trade And Other Payables [Abstract]
Trade and other payables

18. Trade and other payables

At 31 March	2018 £m	2017 £m	2016 £m

Current
Trade payables	3,991	4,205	4,331
Other taxation and social security	704	704	682
Other payables	456	672	552
Accrued expenses	492	382	418
Deferred income[a]	1,525	1,474	1,435
	7,168	7,437	7,418

At 31 March	2018 £m	2017 £m	2016 £m

Non-current
Other payables[b]	871	885	876
Deferred income[a]	455	413	230
	1,326	1,298	1,106

[a] Includes £132m (2016/17: £71m, 2015/16: £71m) current and £404m (2016/17: £375m, 2015/16: £187m) non-current liabilities relating to the Broadband Delivery UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up.

[b] Other payables relate to operating lease liabilities and deferred gains on a 2001 sale and finance leaseback transaction.